Fair Value Measurements - Reconciliation of Warrant Liability (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Oct. 14, 2021
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 14,631,000
Loss from fair value of warrant liability	50,347,000
Exercise of warrants	(64,978,000)
Ending Balance	0		$ 14,631,000
Private Placement Warrants [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	14,630,907	$ 8,160,000	11,003,918
Change in fair value		2,643,400	1,725,421
Transfer to Level 1 from Level 3		0
Ending Balance		11,003,918	14,630,907
Private Placement Warrants [Member] | Over-Allotment Option [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Measurement on October 1, 2020 (Overa-Allotment)		200,518
Public Warrants [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0	12,800,000	0
Change in fair value		100,000	0
Transfer to Level 1 from Level 3		(13,375,495)
Ending Balance		0	0
Public Warrants [Member] | Over-Allotment Option [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Measurement on October 1, 2020 (Overa-Allotment)		475,495
Warrant Liabilities [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 14,630,907	20,960,000	11,003,918
Change in fair value		2,743,400	1,725,421
Transfer to Level 1 from Level 3		(13,375,495)
Ending Balance		11,003,918	$ 14,630,907
Warrant Liabilities [Member] | Over-Allotment Option [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Measurement on October 1, 2020 (Overa-Allotment)		$ 676,013